Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2019
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
Flight and cabin crew	13,911	12,334	11,150
Sales, operations, management and administration	2,027	1,469	1,288
	15,938	13,803	12,438

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
Staff and related costs	929.2	701.5	599.5
Social welfare costs	38.5	24.8	23.0
Other pension costs (a)	8.6	5.8	4.8
Share based payments (b)	7.7	6.4	5.7
	984.0	738.5	633.0

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €8.6m in 2019 including Laudamotion (2018: €5.8m; 2017: €4.8m).

In the year ended March 31, 2019 the charge in the income statement of €7.7m for share based compensation comprises a charge for the fair value of various share options granted, which are being recognised in the income statement in accordance with services rendered.